Common Stock Subject to Possible Redemption (Tables)	6 Months Ended
Jun. 30, 2022
Common Stock Subject To Possible Redemption
Schedule of common stock reflected on the consolidated condensed balance sheets

Gross Proceeds	$276,000,000
Less:
Proceeds allocated to public warrants	(12,834,000)
Common stock issuance cost	(15,660,526)
Plus:
Accretion of carrying value to redemption value	32,634,526
Common Stock subject to possible redemption, December 31, 2021	$280,140,000
Accretion – increase in redemption value of common stock subject to redemption	155,230
Common Stock subject to possible redemption, June 30, 2021	$280,295,230